PREPAID EXPENSES	12 Months Ended
Nov. 30, 2019
Disclosure Of Detail Information About Prepaid Expenses [Abstract]
PREPAID EXPENSES [Text Block]

3.  PREPAID EXPENSES

As at November 30, 2019 and 2018, the Company's prepaid expenses relate to the following:

	November 30, 2019	November 30, 2018

Advertising and Promotions	$38,146	$15,000
Rent	17,043	16,765
Others	50,350	18,126
	$105,539	$49,891

Others include $39,867 (November 30, 2018 - $Nil) prepayment to related parties (Note 7).